Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

December 23, 2015

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549

Re:          Advisors Series Trust (the “Trust”)
File Nos.: 333-17391 and 811-07959
Semper MBS Total Return Fund (S000041568)
Semper Short Duration Fund (S000044807)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Investment Company Act of 1940, as amended, and the regulations thereunder, the Trust on behalf of its series, Semper MBS Total Return Fund and Semper Short Duration Fund (the “Funds”), hereby certifies that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment dated December 18, 2015, and filed electronically as Post-Effective Amendment No. 680 to the Trust’s Registration Statement on Form N-1A on December 17, 2015.

If you have any questions concerning the foregoing, please do not hesitate to contact the undersigned at (414) 765-6609.

Very truly yours,

/s/ Jeanine M. Bajczyk
Jeanine M. Bajczyk, Esq.
Secretary
Advisors Series Trust

Enclosures